Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 150,613	$ 123,163		$ 249,837
Accounts receivable (including $19,044, $43,477 and $239,468 from related parties as of March 31, 2022 and December 31, 2021 and 2020, respectively)	1,881,892	2,662,168		2,468,038
Inventories	148,004	81,073		144,565
Prepayments and other current assets (including $1,731,874, $1,813,904 and $298,383 to related parties as of March 31, 2022 and December 31, 2021 and 2020, respectively)	2,628,902	2,176,713		383,808
Due from related party	26,255	26,364		984,806
Total current assets	4,835,666	5,069,481		4,231,054
Non-current assets
Deposits paid (including $1,778,143, $1,596,075 and $526,101 to related parties as of March 31, 2022 and December 31, 2021 and 2020, respectively)	2,639,012	2,306,160		671,921
Property and equipment, net	128,224	140,394		47,815
Operating lease right-of-use assets	341,900	385,896		153,251
Operating lease right-of-use assets, related parties	93,923	98,626		160,013
Intangible assets, net	2,074,630	2,281,790		3,028,490
Goodwill	1,409,390	1,406,289		1,368,915
Total Assets	11,522,745	11,688,636		9,661,459
Current liabilities
Operating lease obligations – current	124,023	133,586		67,915
Operating lease obligations, related parties - current	18,130	22,666		160,238
Accounts payable (including $29,181, $17,789 and $87,469 to related parties as of March 31, 2022 and December 31, 2021 and 2020, respectively)	165,432	239,492		251,541
Accrued liabilities	158,961	128,343		277,531
Bank and other borrowings - current	95,815	101,207
Income tax payable		25,726		321,670
Customer advances	351,412	382,518		580,151
Due to related parties	491,016	683,981		337,400
Total current liabilities	1,404,789	1,717,519		1,996,446
Non-current liabilities
Operating lease obligations– non-current	216,053	240,611		85,764
Operating lease obligations, related parties– non-current	73,519	77,934		93,332
Bank and other borrowings	177,351	188,218		254,266
Total Liabilities	1,871,712	2,224,282		2,429,808
Stockholders’ Equity
Common stock (150,000,000 shares authorized, 15,655,038 shares issued and outstanding as of March 31, 2022 and December 31, 2021 and 2020)	15,655	15,655	[1]	15,655	[1]
Additional paid in capital	11,061,233	11,061,233	[1]	11,061,233	[1]
Accumulated deficit and statutory reserves	(2,413,005)	(2,561,681)		(4,341,417)
Accumulated other comprehensive income	553,277	544,305		300,265
Total Fortune Valley Treasures, Inc. stockholders’ equity	9,217,160	9,059,512		7,035,736
Noncontrolling interests	433,873	404,842		195,915
Total Stockholders’ Equity	9,651,033	9,464,354		7,231,651	[2]
Total Liabilities and Stockholders’ Equity	$ 11,522,745	$ 11,688,636		$ 9,661,459

[1]	Given effect of the Reverse Stock Split, See Note 12
[2]	Given effect of the Reverse Stock Split, see Note 10